PROPERTY AND EQUIPMENT, NET - Schedule of composition of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost:	$ 190,867	$ 191,914
Less - accumulated depreciation	76,448	63,759
Depreciated cost	114,419	128,155
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost:	131,208	129,326
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost:	35,474	40,804
Internal use software
Property, Plant and Equipment [Line Items]
Cost:	14,592	12,974
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost:	9,292	8,521
Vehicles
Property, Plant and Equipment [Line Items]
Cost:	$ 301	$ 289